Leases - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of lease expense [Abstract]
Operating lease	$ 4,573	$ 4,028	$ 5,566
Short-term lease	81	111	80
Total lease expense	$ 4,654	$ 4,139	$ 5,646